Lease And Other Commitments And Contingencies (Narrative) (Details) $ in Millions	12 Months Ended
	Sep. 26, 2015 USD ($) Employee Location	Sep. 27, 2014 USD ($)	Sep. 28, 2013 USD ($)
Lease And Other Commitments And Contingencies [Abstract]
New capital lease obligations	$ 29	$ 45	$ 49
Minimum lease payments or contingent rentals	24	24
Asset retirement obligations	8	7
Rent expense from operating leases	53	$ 54	$ 53
Sale leaseback transaction, deferred gain	$ 28
Entity Number of Employees | Employee	16,000
Lease expirations, final year	2025
Percentage of employees covered by collective bargaining agreements	12.00%
Number of collective bargaining agreements | Location	4
Percentage of employees due for renegotiation	56.00%
Bargaining agreement expiration year	2016